Investments (Details Narrative)		12 Months Ended
	Aug. 13, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 USD ($)
Statement [Line Items]
Royalties consideration amount				$ 804,152
Number of electric shares received | shares	7,270,408
Electric Royalties Ltd Member
Statement [Line Items]
Investment fair value		$ 2,150,499
Number of common share sold | shares		7,270,408	7,270,408
Common share sold value		$ 1,545,925
Realized loss on investment		$ 604,574
Vox Member
Statement [Line Items]
Royalties consideration amount			$ 2,900,000
Electric Shares Member
Statement [Line Items]
Royalties consideration amount			$ 2,850,000